Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

25. Subsequent Events

The Company has evaluated subsequent events through the date the Company issued the Consolidated Financial Statements. Except as noted below, the Company has concluded that no events or transactions have occurred that may require disclosure in the accompanying financial statements.

Dividend Approval

On January 30, 2025, the Company announced that its Board approved a quarterly dividend of $0.4308 per share on its ordinary shares. The quarterly dividend of $0.4308 per ordinary share is payable March 18, 2025 to shareholders of record at the close of business on February 14, 2025.